Revenue - Contract Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from contracts with customers [Abstract]
Contract liabilities at beginning of period	$ 94,182	$ 76,018	$ 81,584
Amounts billed but not recognized	849	61,176	18,080
Revenue recognized	(6,091)	(43,012)	(23,646)
Contract liabilities at end of period	$ 86,426	$ 94,182	$ 76,018